Consolidated Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Foreign currency translation, tax	$ 12,675	$ (8,274)	$ 10,131
Retirement benefits plan activity, tax	(144,108)	106,065	253,261
Realized loss, tax	119
Net realized loss, tax		$ (2,937)	$ 173